Note 14 - Trade and Other Payables, and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
Note 14.	Trade and Other Payables, and Other Current Liabilities

Accounting Policies

A trade payable is a liability to pay for goods or services that have been received or supplied and have been invoiced or formally agreed with the supplier. Trade payables are derecognized when the obligation under the liability is discharged or canceled or expires.

A provision is recognized when Opera has a present legal or constructive obligation because of a past event, it is probable that a future outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Specifications of Trade and other Payables, and Other Current Liabilities

The table below specifies the items of trade and other payables (in thousands):

	As of December 31,
	2022	2023
Trade payables due to third-party suppliers	$40,031	$49,345
Trade and other payables due to related parties (Note 17)	4,125	483
Value added tax	768	373
Payroll tax	2,012	2,045
Total trade and other payables	$46,937	$52,247

The table below specifies the items of other current liabilities (in thousands):

	As of December 31,
	2022	2023
Accrued personnel expenses	$11,586	$12,887
Other current liabilities	567	398
Total other current liabilities	$12,152	$13,285

For a schedule of maturities for trade and other payables, and other current liabilities, see Note 16.